CONVERTIBLE NOTES	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
CONVERTIBLE NOTES

NOTE 4 – CONVERTIBLE NOTES

A.	On April 11, 2024, the Company issued an unsecured promissory note to Generating Alpha Ltd. in the principal amount of $2,250 (hereinafter: the “Alpha April Note” and “Alpha”, respectively). In connection with the issuance, two additional warrants were granted to Alpha, which were fully exercised during 2024. The note was issued at a 10% discount, bore annual interest at a rate of 12%, and had a contractual maturity of 12 months from the issuance date.

The conversion option allowing it to convert the outstanding principal and accrued interest into ordinary shares at the lower of $14,723 per share or a 15% discount to the 10-day volume-weighted average price (VWAP) preceding the conversion date, subject to customary adjustments.

During 2024, Alpha exercised its embedded conversion option and partially converted the Alpha April Note, whereby approximately $2,300 of the outstanding principal and accrued interest was converted into 16,318 ordinary shares of the Company.

As of December 31, 2024, the remaining balance of the host straight debt component was $72, and the fair value of the embedded conversion option was $48. The fair value of the embedded conversion option was determined using a Monte Carlo simulation model, based on an expected volatility of 39.78% and a risk-free interest rate of 4.37%.

In addition, during the first half of 2025, Alpha exercised its embedded conversion option with respect to the remaining balance of the Alpha April Note, converting it into 6,656 ordinary shares of the Company, with a fair value at the conversion date of $842.

On April 2, 2025, the Company entered into a settlement agreement with Alpha, pursuant to which it issued 14,235 ordinary shares to Alpha, with a fair value at the issuance date of $787. As of June 30, 2025, the entire outstanding balance of the Alpha April Note had been converted into ordinary shares of the Company, and accordingly, no further liability to Alpha remains in respect of this note.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 4 – CONVERTIBLE NOTES (CONT.):

B.	On September 4, 2024, the Company entered into an agreement with PMB Partners, LP (“PMB”) to restructure a secured promissory note with a principal amount of $1,300, originally maturing on May 31, 2024, into two new debt instruments: (i) a convertible promissory note in the amount of $800, convertible into ordinary shares of the Company at a fixed conversion price of $8,588 per share; and (ii) a senior straight debt promissory note (the “Senior Note”) in the amount of $500. Both notes bore annual interest at a rate of 15%, with default interest at a rate of 20% per annum.

On May 13, 2025, the parties executed an amendment, under which the maturity date of both notes was extended to November 30, 2025, the annual interest rate was increased to 18%, and the principal balance of each note was adjusted to include accrued and unpaid interest up to the date of the amendment.

In accordance with IFRS 9, the quantitative and qualitative effects of the amendment were assessed, and it was determined that the modification was non-substantial. Accordingly, the amortized cost of the liabilities was adjusted to reflect the revised contractual cash flows, discounted at the original effective interest rate, with the resulting difference recognized as finance expenses in profit or loss.

The amortized cost including interest of the convertible promissory note in the principal amount of $800 and the promissory note in the principal amount of $500, in aggregate, was $1,433 as of June 30, 2025, and $1,359 as of December 31, 2024.

C.	On July 19, 2024, the Company issued a promissory note to Alpha with principal amount $1,150, at a 35% discount, with a contractual maturity of 12 months from the issuance date (hereinafter: the “Alpha July Note”).

Alpha was granted an embedded conversion option, exercisable at any time, to convert all or part of the outstanding principal and any unpaid interest (including costs, fees, and charges) into ordinary shares of the Company, at the lower of: (i) $ 4,989 per share; or (ii) 80% of the 20-trading-day volume-weighted average price (VWAP) preceding the conversion date, subject to customary adjustments.

For accounting purposes, the Alpha July Note was bifurcated into two components: (i) a host straight debt component, classified as a financial liability measured at amortized cost; and (ii) an embedded conversion option, classified as a derivative financial liability measured at fair value through profit or loss.

As of December 31, 2024, the carrying amount of the host straight debt component was $520, and the fair value of the embedded conversion option was $527. The fair value of the embedded conversion option was determined using a Monte Carlo simulation model, incorporating an expected volatility of 58.7% and a risk-free interest rate of 4.28%.

During the first half of 2025, Alpha exercised the embedded conversion option in full. As a result, the Company issued 13,287 ordinary shares to Alpha, with a fair value at the conversion date of $1,579.

D.	On August 30, 2024, the Company entered into an agreement with 1800 Diagonal Lending LLC (“1800 Diagonal”) for the issuance of a compound financial instrument in consideration for Net proceeds (after fees and issuance expenses) of $194.5. The instrument comprised: (i) a host straight debt component, and (ii) an embedded conversion option exercisable only upon an event of default.

As of December 31, 2024, the carrying amount of the host straight debt component was $147 and the fair value of the embedded conversion option was $121.

The instrument was fully repaid in cash during the first half of 2025 for an aggregate amount of approximately $246 (comprising the original principal amount of $ 223.7 and interest of $22.4)

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 4 – CONVERTIBLE NOTES (CONT.):

E.	On March 28, 2025, the Company entered into an agreement with 1800 Diagonal (“1800 Diagonal March”), pursuant to which it issued a promissory note with a par value of $295.5 in consideration for net cash proceeds of approximately $250, after deduction of issuance expenses of approximately $7.

The note bears interest at an annual rate of 12% and is repayable in seven instalments between September 2025 and March 2026, as follows: (1) $ 163 on September 30, 2025; (2)-(7) $ 27.2 on each month-end from October 2025 to March 2026.

The note contains customary default provisions for similar transactions, under which, in the event of default: (i) it becomes immediately due and payable; (ii) the outstanding principal and interest increase by 150%; and (iii) it may be converted, at the sole discretion of 1800 Diagonal March, into ordinary shares of the Company. In this regard, the conversion price is the lowest closing price of the Company’s shares during the ten trading days preceding the conversion request, less a 25% discount. Conversion is subject to an ownership limitation of 4.99%.

The agreement also includes customary representations, undertakings, and indemnities in favour of 1800 Diagonal March, its subsidiaries, and related entities.

For accounting purposes, the promissory note is a compound financial instrument, bifurcated on initial recognition into: (i) a host straight debt component, classified as a financial liability measured at amortized cost, with an effective interest rate at initial recognition of 107.46%; and (ii) an embedded conversion option, classified as a derivative financial liability measured at fair value through profit or loss.

As of March 28, 2025, the carrying amount of the host straight debt component was $204.

The fair value of the embedded conversion option at initial recognition was estimated at $47, as determined by management with the assistance of an independent appraiser using a Monte Carlo simulation, incorporating an expected volatility of 60.37% and a risk-free interest rate of 4.04%. As conversion is permitted only upon an event of default, the appraiser estimated the probability of such an event at 8.962%, and the fair value was calculated accordingly as this percentage of the full conversion value.

As of June 30, 2025, the fair value of the embedded conversion option was estimated at $47, based on an expected volatility of 49.62% and a risk-free interest rate of 4.125%, as determined using the Monte Carlo simulation model. At that date, the amortized cost of the host straight debt component was $246.

F.	On May 9, 2025, the Company entered into an agreement with RBW Capital (“RBW May”), pursuant to which it issued a promissory note with a par value of $6,875, reflecting a 20% discount, in consideration for total cash proceeds of $5,500 (before deduction of issuance expenses) to be received in instalments in accordance with the terms of the agreement. (an amount of $1,375 at the time of signing the agreement; an amount of $1,375 near the time of submitting the draft prospectus (Registration Statement) to the SEC, and additional amounts of $625 and $2,125, no later than the effective date of the Form F-1, up to June 30, 2025 — the first three payments were received).

In addition, the underwriters are entitled to warrants, at a rate of 5% of the number of shares that will actually be issued within each funding round. The warrants are exercisable at a price of $0.368 per share, for a period of 5 years from the date of grant. The contractual maturity date for repayment of the principal is May 9, 2026.

Under the terms of the note, no interest applies unless an event of default occurs. The note includes customary default provisions for similar transactions, under which, in the event of default: (i) the principal amount increases automatically by 20%; (ii) default interest of 20% per annum applies; and (iii) all outstanding debt may be declared immediately due and payable. The principal is convertible at the Company’s option at any time, at a conversion price equal to the higher of $0.32 per share or the lowest closing price of the Company’s shares during the seven trading days preceding the conversion request. Conversion is subject to an ownership limitation of 4.99%.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY

NOTES TO THE UNAUDITED INTERIM CONDENSED

CONSOLIDATED FINANCIAL STATEMENTS

(US$ in thousands except share and per share data)

NOTE 4 – CONVERTIBLE NOTES (CONT.)

For accounting purposes, each instalment of proceeds received under the agreement is treated as a separate compound financial instrument, bifurcated on initial recognition into: (i) a host straight debt component, classified as a financial liability measured at amortized cost; and (ii) an embedded conversion option, classified as a derivative financial liability measured at fair value through profit or loss.

As of June 30, 2025, three out of the four scheduled instalments had been received, and accordingly, three host straight debt components were recognized, together with three corresponding embedded conversion options.

As of the initial recognition date of each payment, the amortized cost of the first, second, and third payments was $486, $519$, and $38, respectively; on the other hand, the fair value of the conversion components of the first, second, and third payments was $550, $539, and $221, respectively.

In this regard, management with the assistance of an independent appraiser estimated the fair value of each embedded conversion option using a Monte Carlo simulation, incorporating expected volatilities of 62.03%, 62.13%, and 47.84%, and risk-free interest rates of 4.05%, 4.15%, and 4.06% for the first, second, and third instalments, respectively.

As of June 30, 2025, the amortized cost of the debt component in respect of the first, second, and third payments is $582, $591, and $39, respectively; on the other hand, the fair value of the conversion option in respect of the first, second, and third payments is $487, $487, and $221, respectively. The fair value of the conversion option as of June 30, 2025, was assessed by the management with the assistance of an external independent appraiser, using a Monte Carlo model, employing a standard deviation of 47.84% and a risk-free interest rate of 4.06%.